Share-based Payments and Non-Convertible Equity Certificates - Disclosure of Movement in the Share-Based Payment Liability (Details) - EUR (€) € in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 28, 2020	Aug. 27, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions			€ 0	€ 0	€ 0	€ 7,396
Valuation up to August 27				€ 5,108	1,239	3,288
Management Equity Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	€ 67,114	€ 8,370	0		€ 0	€ 7,396
Valuation up to August 27		€ 974
Expense recognized in the profit and loss upon capital reorganization	€ 58,744
Cash settlements upon reorganization			(29,333)
Conversion upon reorganization of remaining SBP liability to equity at FV			€ (37,781)